UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end:  April 30, 2016

Date of reporting period:  April 30, 2016

Item 1. Report to Stockholders.

NUANCE CONCENTRATED VALUE FUND

INSTITUTIONAL CLASS SHARES – NCVLX
INVESTOR CLASS SHARES – NCAVX

ANNUAL REPORT

www.nuanceinvestments.com	APRIL 30, 2016

NUANCE CONCENTRATED VALUE FUND (UNAUDITED)

April 30, 2016

Dear Fellow Shareholders:

We are pleased to write our annual shareholder letter for the Nuance Concentrated Value Fund (the “Fund” or the “portfolio”).  The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies.  The Fund will typically maintain 15-35 positions in the securities of companies that, in the opinion of the Nuance Investments team, have leading and sustainable market share positions, above average financial strength, and are trading at prices materially below our internally derived view of intrinsic value.

Average Annual Rates of Return as of April 30, 2016:

	1 Year	3 Year	Since Inception(1)
Institutional Class	2.78%	10.99%	11.85%
Russell 3000 Value Index(3)	-0.68%	9.34%	10.28%
S&P 500 Index(2)	1.21%	11.26%	11.47%

	1 Year	3 Year	Since Inception(4)
Investor Class, no load	2.44%	10.71%	14.86%
Investor Class with load	-3.45%	8.54%	13.06%
Russell 3000 Value Index(3)	-0.68%	9.34%	10.28%
S&P 500 Index(2)	1.21%	11.26%	11.47%

Performance data quoted represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Investor Class performance data shown reflects both performance with the maximum sales charge of 5.00% and without it.  Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

The Adviser has contractually agreed to waive fees and reimburse expenses through August 31, 2016.

Institutional Class Gross Expense Ratio – 1.17%	Net Expense Ratio – 1.16%
Investor Class Gross Expense Ratio – 1.42%	Net Expense Ratio – 1.41%

(1)	May 31, 2011
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks.  This Index cannot be invested in directly.

(3)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.
(4)	July 31, 2012

For the fiscal year ended April 30, 2016, the Institutional Class is up 2.78 percent (annualized) versus its primary index – the Russell 3000 Value Index – down 0.68 percent (annualized) and the S&P 500 Index up 1.21 percent (annualized).  We are pleased with this performance.  For more perspective on our longer term performance please refer to your prospectus.  This Nuance Concentrated Value product has existed in a separate account form since November 13, 2008.  We have been adding to the Fund’s weighting in the Financial sector over the last quarter as a retreat in interest rates led these stocks back to what we consider attractive levels.  The Fund continued to be underweight in the Financial sector as a whole however, as the Real Estate Investment Trust (REIT) industry
1

NUANCE CONCENTRATED VALUE FUND (UNAUDITED)

appeared fully to overvalued due to what we have termed the chase for yield.  As the market rallied over the last six weeks of the first quarter of 2016, we saw some of our Industrial names start to move closer to our internal view of fair value, and our weighting in the Industrial space went from overweight to more in-line with the benchmark.  The portfolio continued to be overweight Energy, Utilities and Materials as it had been over the last several quarters.  We were also underweight the Consumer Discretionary, Healthcare and Technology sectors primarily due to valuation concerns as a result of what we view as the favor for growth over value.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term.  To do this, we focus our attention on studying one company at a time using the Nuance approach.  Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation.  We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough.  Rather, we spend considerable time studying the down-side potential of each company we own.  As such, we believe that we understand the potential upside and the potential downside risks to our investments.  This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

Thank you for your interest and your continued support.

Scott A. Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing.  You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail.  Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies.  Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

A Cash Flow is a revenue or expense stream that changes an account over a given period.

The Price to Book (P/B) Ratio is calculated by dividing the current price of the stock by the company’s book value per share.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.
2

NUANCE CONCENTRATED VALUE FUND

Value of $1,000,000 Investment (UNAUDITED)

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of April 30, 2016

			Since
	1 Year	3 Years	Inception(1)
Institutional Class	2.78%	10.99%	11.85%
Investor Class (without sales load)	2.44%	10.71%	11.57%
Investor Class (with sales load)(2)	-3.45%	8.54%	10.24%
S&P 500 Index(3)	1.21%	11.26%	11.47%
Russell 3000 Value Index(4)	-0.68%	9.34%	10.28%

(1)	Period from Fund inception through April 30, 2016. The Institutional Class shares commenced operations on May 31, 2011 and Investor Class shares commenced operations on July 31, 2012. Performance shown for the Investor Class prior to inception of the Investor Class shares is based on the performance of the Institutional Class shares, adjusted for the higher expenses applicable to Investor Class shares.
(2)	Returns reflect a sales load of 5.00%.
(3)	The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.
(4)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

3

NUANCE CONCENTRATED VALUE FUND

EXPENSE EXAMPLE (UNAUDITED)
APRIL 30, 2016

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (11/1/2015)	Value (4/30/2016)	(11/1/2015 to 4/30/2016)
Investor Class
Actual(2)	$1,000.00	$1,066.90	$7.19
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.02

Institutional Class
Actual(2)	$1,000.00	$1,068.10	$5.60
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.47

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.40% and 1.09% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2016 of 6.69% and 6.81% for the Investor Class and Institutional Class, respectively.

4

NUANCE CONCENTRATED VALUE FUND

ALLOCATION OF PORTFOLIO (% OF NET ASSETS) (UNAUDITED)
APRIL 30, 2016

TOP TEN EQUITY HOLDINGS(1) (UNAUDITED)
AS OF APRIL 30, 2016
(% OF NET ASSETS)

National Fuel Gas Co.	10.7%
Frank’s International N.V.	9.9%
BOK Financial Corp.	7.8%
Schlumberger Ltd.	5.9%
Diageo PLC – ADR	5.8%
H.B. Fuller Co.	5.1%
Northern Trust Corp.	4.1%
Praxair, Inc.	4.0%
Patterson Companies, Inc.	4.0%
Deere & Co.	3.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depositary Receipt
5

NUANCE CONCENTRATED VALUE FUND

SCHEDULE OF INVESTMENTS
APRIL 30, 2016

	Shares	Value
COMMON STOCKS – 86.3%

Consumer Staples – 7.5%
Diageo PLC – ADR	252,130	$27,313,243
Wal-Mart Stores, Inc.	122,861	8,215,715
		35,528,958

Energy – 18.0%
FMC Technologies, Inc.*	324,103	9,881,901
Frank’s International N.V.	2,806,293	46,724,778
Schlumberger Ltd.	345,240	27,736,582
		84,343,261

Financials – 23.5%
BOK Financial Corp.	610,630	36,747,713
Commerce Bancshares, Inc.	297,024	13,906,664
Corrections Corporation of America – REIT	211,080	6,421,053
M&T Bank Corp.	79,734	9,434,127
MetLife, Inc.	202,146	9,116,785
National Western Life Group, Inc. – Class A	29,897	6,478,680
Northern Trust Corp.	267,884	19,041,195
State Street Corp.	152,834	9,521,558
		110,667,775

Healthcare – 5.9%
Johnson & Johnson	79,877	8,952,614
Patterson Companies, Inc.	429,000	18,597,150
		27,549,764

Industrials – 10.6%
Deere & Co.	215,076	18,090,043
Emerson Electric Co.	164,264	8,973,742
Hub Group, Inc. – Class A*	198,368	7,641,136
Lindsay Corp.	81,557	6,235,848
United Parcel Service, Inc. – Class B	85,861	9,021,415
		49,962,184

Information Technology – 1.0%
Cabot Microelectronics Corp.	111,834	4,684,726

Materials – 9.1%
H.B. Fuller Co.	533,672	23,865,812
Praxair, Inc.	158,740	18,645,600
		42,511,412

See Notes to the Financial Statements

6

NUANCE CONCENTRATED VALUE FUND

SCHEDULE OF INVESTMENTS – CONTINUED
APRIL 30, 2016

	Shares	Value
Utilities – 10.7%
National Fuel Gas Co.	903,427	$50,140,199
Total Common Stocks
(Cost $376,167,146)		405,388,279

SHORT-TERM INVESTMENT – 13.1%
Fidelity Institutional Government Portfolio, Class I, 0.23%^
(Cost $61,430,174)	61,430,174	61,430,174
Total Investments – 99.4%
(Cost $437,597,320)		466,818,453
Other Assets and Liabilities, Net – 0.6%		3,077,328
Total Net Assets – 100.0%		$469,895,781

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of April 30, 2016.
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

7

NUANCE CONCENTRATED VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2016

ASSETS:
Investments, at value
(cost $437,597,320)	$466,818,453
Receivable for investment securities sold	12,809,618
Receivable for capital shares sold	1,593,209
Dividends & interest receivable	289,216
Prepaid expenses	24,357
Total assets	481,534,853

LIABILITIES:
Payable for investment securities purchased	10,764,804
Payable for capital shares redeemed	346,490
Payable to investment adviser	318,264
Payable for fund administration & accounting fees	57,285
Payable for transfer agent fees & expenses	28,805
Payable for custody fees	7,001
Payable for trustee fees	3,493
Payable for compliance fees	1,667
Accrued distribution & shareholder service fees	71,702
Accrued expenses	39,561
Total liabilities	11,639,072

NET ASSETS	$469,895,781

NET ASSETS CONSIST OF:
Paid-in capital	$463,666,957
Accumulated undistributed net realized loss on investments	(22,992,309)
Net unrealized appreciation on investments	29,221,133
Net Assets	$469,895,781

	Investor	Institutional
	Class	Class
Net Assets	$137,073,408	$332,822,373
Shares issued and outstanding(1)	10,368,663	25,121,242
Net asset value, redemption price and minimum offering price per share(2)	$13.22	$13.25
Maximum offering price per share ($13.22/0.95)(3)	$13.92	N/	A

(1)	Unlimited shares authorized with no par value.
(2)	A contingent deferred sales charge (CDSC) of 1.00% may be charged on certain shares redeemed within 12 months of purchase on Investor Class shares.
(3)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

8

NUANCE CONCENTRATED VALUE FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2016

INVESTMENT INCOME:
Dividend income (includes $635,509 from affiliates)	$12,854,392
Less: Foreign taxes withheld	(321,454)
Interest income	18,839
Total investment income	12,551,777

EXPENSES:
Investment adviser fees (See Note 4)	4,204,396
Fund administration & accounting fees (See Note 4)	372,265
Transfer agent fees & expenses (See Note 4)	188,214
Federal & state registration fees	56,460
Custody fees (See Note 4)	48,279
Postage & printing fees	46,955
Other	23,558
Audit fees	16,003
Trustee fees (See Note 4)	12,849
Legal fees	11,331
Compliance fees (See Note 4)	10,581
Distribution & shareholder service fees (See Note 5):
Investor Class	542,577
Institutional Class	269,423
Total expenses before net recoupment/(reimbursement)	5,802,891
Less: advisory fee net recoupment/(reimbursement) (See Note 4)	(4,488)
Net expenses	5,798,403

NET INVESTMENT INCOME	6,753,374

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments
(includes $(12,732,630) net loss from affiliates)	(11,149,224)
Net change in unrealized appreciation on investments	7,529,087

Net realized and unrealized loss on investments	(3,620,137)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,133,237

See Notes to the Financial Statements

9

NUANCE CONCENTRATED VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	April 30, 2016	April 30, 2015
OPERATIONS:
Net investment income	$6,753,374	$5,418,576
Net realized gain (loss) on investments	(11,149,224)	31,203,950
Net change in unrealized appreciation on investments	7,529,087	(7,707,729)
Net increase in net assets resulting from operations	3,133,237	28,914,797

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	25,201,654	89,873,453
Proceeds from reinvestment of distributions	6,291,960	13,414,021
Payments for shares redeemed	(57,156,943)	(136,507,564)
Decrease in net assets resulting
from Investor Class transactions	(25,663,329)	(33,220,090)
Institutional Class:
Proceeds from shares sold	102,833,034	266,188,819
Proceeds from reinvestment of distributions	15,660,663	29,781,147
Payments for shares redeemed	(182,823,175)	(166,565,075)
Increase (decrease) in net assets resulting
from Institutional Class transactions	(64,329,478)	129,404,891
Net increase (decrease) in net assets resulting
from capital share transactions	(89,992,807)	96,184,801

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(1,732,105)	(1,556,846)
Institutional Class	(5,023,236)	(4,220,254)
From net realized gains:
Investor Class	(5,217,994)	(12,659,636)
Institutional Class	(12,576,672)	(28,975,246)
From return of capital:
Investor Class	(96,503)	—
Institutional Class	(281,924)	—
Total distributions to shareholders	(24,928,434)	(47,411,982)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(111,788,004)	77,687,616

NET ASSETS:
Beginning of year	581,683,785	503,996,169
End of year (including accumulated undistributed net
investment income of $0 and $0, respectively)	$469,895,781	$581,683,785

See Notes to the Financial Statements

10

NUANCE CONCENTRATED VALUE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.

				For the Period
	Year Ended	Year Ended	Year Ended	Inception through
	April 30, 2016	April 30, 2015	April 30, 2014	April 30, 2013(1)
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$13.60	$13.95	$12.14	$10.15

INVESTMENT OPERATIONS:
Net investment income	0.15	0.10	0.06	0.21
Net realized and unrealized
gain on investments	0.12 (2)	0.60	2.97	2.16
Total from investment operations	0.27	0.70	3.03	2.37

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.15)	(0.11)	(0.06)	(0.20)
Distributions from net realized gains	(0.49)	(0.94)	(1.16)	(0.18)
Distributions from return of capital	(0.01)	—	—	—
Total distributions	(0.65)	(1.05)	(1.22)	(0.38)

Net asset value, end of period	$13.22	$13.60	$13.95	$12.14

TOTAL RETURN(3)(4)	2.44%	5.35%	25.71%	23.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$137.1	$168.6	$207.8	$0.4

Ratio of expenses to average net assets(5):
Before expense reimbursement/recoupment	1.38%	1.36%	1.45%	1.57%
After expense reimbursement/recoupment	1.38%	1.39%	1.40%	1.40%

Ratio of net investment income
to average net assets(5):
Before expense reimbursement/recoupment	1.15%	0.77%	0.35%	0.54%
After expense reimbursement/recoupment	1.15%	0.74%	0.40%	0.71%

Portfolio turnover rate(4)	93%	141%	103%	110%

(1)	Inception date of the Investor Class was July 31, 2012.
(2)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(3)	Total return does not reflect sales charges.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

11

NUANCE CONCENTRATED VALUE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.

					For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Inception through
	April 30, 2016	April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012(1)
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$13.62	$13.97	$12.15	$10.26	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.19	0.13	0.07	0.08	0.26
Net realized and unrealized
gain on investments	0.13 (2)	0.60	3.00	2.20	0.07 (2)
Total from investment operations	0.32	0.73	3.07	2.28	0.33

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.19)	(0.14)	(0.09)	(0.21)	(0.07)
Distributions from net realized gains	(0.49)	(0.94)	(1.16)	(0.18)	—
Distributions from return of capital	(0.01)	—	—	—	—
Total distributions	(0.69)	(1.08)	(1.25)	(0.39)	(0.07)

Net asset value, end of period	$13.25	$13.62	$13.97	$12.15	$10.26

TOTAL RETURN(3)	2.78%	5.59%	25.98%	22.79%	3.33%

SUPPLEMENTAL DATA AND RATIOS:
Net assets,
end of period (in millions)	$332.8	$413.1	$296.2	$76.0	$39.4

Ratio of expenses to
average net assets(4):
Before expense
reimbursement/recoupment	1.09%	1.09%	1.12%	1.40%	1.84%
After expense
reimbursement/recoupment	1.09%	1.14%	1.15%	1.15%	1.15%

Ratio of net investment income
to average net assets(4):
Before expense
reimbursement/recoupment	1.45%	1.04%	0.67%	0.71%	2.49%
After expense
reimbursement/recoupment	1.45%	0.99%	0.64%	0.96%	3.18%

Portfolio turnover rate(3)	93%	141%	103%	110%	77%

(1)	Inception date of the Institutional Class was May 31, 2011.
(2)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

12

NUANCE CONCENTRATED VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS
APRIL 30, 2016

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on May 31, 2011.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% distribution fee and each class of shares is subject to a shareholder servicing fee of up to 0.15%.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the year ended April 30, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the year ended April 30, 2016, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  For the year ended April 30, 2016, the Fund increased accumulated undistributed net investment loss by $380,394, decreased accumulated undistributed net realized loss by $(1,895), and decreased paid-in capital by $(378,499).
13

NUANCE CONCENTRATED VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
APRIL 30, 2016

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

14

NUANCE CONCENTRATED VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
APRIL 30, 2016

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$405,388,279	$—	$—	$405,388,279
Short-Term Investment	61,430,174	—	—	61,430,174
Total Investments in Securities	$466,818,453	$—	$—	$466,818,453

Transfers between levels are recognized at the end of the reporting year.  During the year ended April 30, 2016, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the year.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.40% and 1.15% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
April 30, 2019	$4,488

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the
15

NUANCE CONCENTRATED VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
APRIL 30, 2016

Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the year ended April 30, 2016, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended April 30, 2016, the Investor Class incurred expenses of $360,879 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the year ended April 30, 2016, the Investor and Institutional Class incurred $181,698 and $269,423, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	April 30, 2016	April 30, 2015
Investor Class:
Shares sold	1,999,451	6,539,068
Shares issued to holders in reinvestment of distributions	516,551	1,022,431
Shares redeemed	(4,539,960)	(10,063,206)
Net decrease in Investor Class shares	(2,023,958)	(2,501,707)

Institutional Class:
Shares sold	8,101,710	19,303,240
Shares issued to holders in reinvestment of distributions	1,279,062	2,263,637
Shares redeemed	(14,579,948)	(12,449,572)
Net increase (decrease) in Institutional Class shares	(5,199,176)	9,117,305
Net increase (decrease) in shares outstanding	(7,223,134)	6,615,598

16

NUANCE CONCENTRATED VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
APRIL 30, 2016

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended April 30, 2016, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$442,805,910	$589,138,378

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2016, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$38,797,527	$(15,919,671)	$22,877,856	$443,940,597

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2016, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$—	$—	$(16,649,032)	$22,877,856	$6,228,824

As of April 30, 2016, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2016, the Fund deferred, on a tax basis, short-term post-October losses of $16,649,032.

The tax character of distributions paid during the year ended April 30, 2016, were as follows:

	Long Term	Return of
Ordinary Income*	Capital Gains	Capital	Total
$17,501,023	$7,048,984	$378,427	$24,928,434

The tax character of distributions paid during the year ended April 30, 2015, were as follows:

	Long Term
Ordinary Income*	Capital Gains	Total
$41,104,415	$6,307,567	$47,411,982

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2016.

17

NUANCE CONCENTRATED VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
APRIL 30, 2016

9.  TRANSACTIONS WITH AFFILIATES

If the Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act.  The Fund conducted transactions during the year ended April 30, 2016 with affiliated companies as so defined:

	Beginning			Ending	Dividend	Realized
	Shares	Additions	Reductions	Shares	Income	Loss
American Science
& Engineering, Inc.	361,345	33,376	394,721	—	$635,509	$(12,732,630)

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2016, Charles Schwab & Co., Inc. and National Financial Services, LLC, for the benefit of its customers, owned 26.04% and 41.95% of the Fund, respectively.
18

NUANCE CONCENTRATED VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Nuance Concentrated Value Fund and
Board of Trustees of Managed Portfolio Series

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nuance Concentrated Value Fund (the “Fund”), a series of Managed Portfolio Series, as of April 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuance Concentrated Value Fund as of April 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio
June 28, 2016

19

NUANCE CONCENTRATED VALUE FUND

ADDITIONAL INFORMATION (UNAUDITED)
APRIL 30, 2016

TRUSTEES AND OFFICERS

Term of
		Office	Number of		Other
		and	Portfolios	Principal	Directorships
Name,	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
Address	Held with	of Time	Overseen	During the Past	During the Past
and Age	the Trust	Served	by Trustee	Five Years	Five Years
INDEPENDENT TRUSTEES

Leonard M. Rush, CPA	Lead	Indefinite	36	Retired; Chief Financial Officer,	Independent
615 E. Michigan St.	Trustee	Term;		Robert W. Baird & Co.	Trustee, ETF
Milwaukee, WI 53202	and Audit	Since		Incorporated, (2000-2011).	Series Solutions
Year of Birth: 1946	Committee	April 2011			(13 Portfolios)
	Chairman				(2012-Present);
Director,
Anchor Bancorp
Wisconsin, Inc.
(2011-2013)

David A. Massart	Trustee	Indefinite	36	Co-Founder and Chief Investment	Independent
615 E. Michigan St.	and	Term;		Strategist, Next Generation Wealth	Trustee, ETF
Milwaukee, WI 53202	Valuation	Since		Management, Inc. (2005-present).	Series Solutions
Year of Birth: 1967	Committee	April 2011			(13 Portfolios)
	Chairman				(2012-Present)

David M. Swanson	Trustee	Indefinite	36	Founder and Managing Principal,	Independent
615 E. Michigan St.		Term;		SwanDog Strategic Marketing,	Trustee,
Milwaukee, WI 53202		Since		LLC (2006-present); Executive	ALPS Variable
Year of Birth: 1957		April 2011		Vice President, Calamos	Insurance Trust
				Investments (2004-2006).	(8 Portfolios)
(2006-Present)
Independent
Trustee,
RiverNorth
Opportunities
Closed-End Fund
(2015-Present)

INTERESTED TRUSTEE

Robert J. Kern*	Chairman,	Indefinite	36	Executive Vice President,	None
615 E. Michigan St.	and	Term;		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Trustee	Since		LLC (1994-Present).
Year of Birth: 1958		January 2011

20

NUANCE CONCENTRATED VALUE FUND

ADDITIONAL INFORMATION (UNAUDITED) – CONTINUED
APRIL 30, 2016

Term of
		Office	Number of		Other
		and	Portfolios	Principal	Directorships
Name,	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
Address	Held with	of Time	Overseen	During the Past	During the Past
and Age	the Trust	Served	by Trustee	Five Years	Five Years
OFFICERS

James R. Arnold	President	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	and	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	Since		Services, LLC
Year of Birth: 1957	Executive	January 2011		(2002-Present).
Officer

Deborah Ward	Vice	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	President,	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Chief	Since		Services, LLC
Year of Birth: 1966	Compliance	April 2013		(2004-Present).
Officer and
Anti-Money
Laundering
Officer

Brian R. Wiedmeyer	Treasurer	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	and	Term;		Fund Services, LLC
Milwaukee, WI 53202	Principal	Since		(2005-Present).
Year of Birth: 1973	Financial	January 2011
Officer

Jeanine M.	Secretary	Indefinite	N/A	Senior Vice President and Counsel,	N/A
Bajczyk, Esq.		Term;		U.S. Bancorp Fund Services, LLC
615 E. Michigan St.		Since		(May 2006-Present).
Milwaukee, WI 53202		August 2015
Year of Birth: 1965

Mark Quade, Esq.	Assistant	Indefinite	N/A	Assistant Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	Secretary	Term;		Fund Services, LLC (2013-Present);
Milwaukee, WI 53202		Since		Law Clerk, U.S. Bancorp (2012-2013);
Year of Birth: 1982		June 2015		Graduate, University of Minnesota Law
School (2010-2013).

Ryan L. Roell	Assistant	Indefinite	N/A	Assistant Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	Treasurer	Term;		Fund Services, LLC (2005-Present).
Milwaukee, WI 53202		Since
Year of Birth: 1973		September 2012

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

21

NUANCE CONCENTRATED VALUE FUND

ADDITIONAL INFORMATION (UNAUDITED) – CONTINUED
APRIL 30, 2016

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended April 30, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 78.17% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2016 was 60.55% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 61.39%.

22

NUANCE CONCENTRATED VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 16-17, 2016, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Nuance Investments, LLC (“Nuance” or the “Adviser”) regarding the Nuance Concentrated Value Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to this meeting and at a meeting held on January 7, 2016, the Trustees received and considered information from Nuance and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services provided by Nuance with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Nuance; (3) the costs of the services provided by Nuance and the profits realized by Nuance from services rendered to the Trust with respect to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other financial benefits to Nuance and its affiliates resulting from services rendered to the Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including an in-person presentation by a representative of Nuance, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Nuance set forth in the Investment Advisory Agreement, as it relates to the Fund, continue to be fair and reasonable in light of the services that Nuance performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Nuance provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for the Fund the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Nuance effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees noted Nuance’s assets under management and its strong capitalization, as well as Nuance’s affiliation with Montage Investments, LLC, an SEC-registered investment adviser which, through itself and its numerous advisory subsidiaries, oversees approximately $20 billion in assets.  The Trustees considered the investment philosophy of
23

NUANCE CONCENTRATED VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) – CONTINUED

the Fund’s portfolio managers and their investment analysis and portfolio management experience, noting one portfolio manager’s significant experience managing assets utilizing investment objectives similar to those of the Fund.  The Trustees concluded that they are satisfied with the nature, extent and quality of services that Nuance provides to the Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Nuance.  In assessing the quality of the portfolio management delivered by Nuance, the Trustees reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to appropriate securities benchmark indices, the Fund’s respective peer funds according to Morningstar classifications, and the Fund’s respective composite of separate accounts that Nuance manages utilizing a similar investment strategy.  When reviewing the Fund’s performance against its Morningstar peer group universe, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its respective peer group.  The Trustees noted the Fund’s performance, with regard to its Morningstar peer group, was in the thirtieth and fifty-third percentiles for the one-year and three-year periods ended December 31, 2015, respectively. The Trustees considered that the Fund outperformed its Russell 3000 Value Index benchmark during the one-year period ended December 31, 2015, and that the Fund’s Institutional Class outperformed the Russell 3000 Value Index since inception on May 31, 2011. The Trustees also considered that the Fund underperformed the Russell 3000 over a three-year period and the S&P 500 Index during all reporting periods.  The Trustees also observed that the Fund’s performance was consistent with the performance of a composite of similar accounts managed by Nuance over all relevant time periods.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that the Fund pays to Nuance under the Investment Advisory Agreement, as well as Nuance’s profitability from services that Nuance and its affiliates rendered to the Fund during the 12 month period ended June 30, 2015. In that regard, the Trustees noted Nuance and its affiliates subsidize the cost of all shareholder (other than transfer agency fees) and distribution services rendered to the Fund which exceed the projected Rule 12b-1 and shareholder servicing fees payable by the Fund. The Trustees also considered the management fees Nuance charges to separately managed accounts with investment strategies similar to those of the Fund.  They observed that the Fund generally pays a slightly higher advisory fee, than corresponding separately managed accounts with similar asset levels.  The Trustees also took into account, however, that Nuance has additional responsibilities with respect to the Fund, including additional compliance obligations and the preparation of Board and shareholder materials, which justify a higher fee.  The Trustees also noted Nuance had contractually agreed to reduce its management fee and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees concluded that Nuance’s service relationship with the Fund provides a reasonable profit.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds in the same Morningstar benchmark category.  The Trustees noted that the Fund’s advisory fee was higher than the average and median management fees of funds comprising the benchmark category. The total expenses of the Fund (after waivers and expense reimbursements) were higher than the average and median total expenses reported for the benchmark category. The Trustees took into account that the advisory fees and total expenses (after waivers and expense reimbursements) borne by the Fund were within the range of that borne by funds in the benchmark category.  The Trustees also considered that the average net assets of the funds comprising the benchmark category for the Fund were significantly higher than the assets of the Fund.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services pro-
24

NUANCE CONCENTRATED VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) – CONTINUED

vided may vary from one investment adviser to another, the Trustees concluded that Nuance’s advisory fee with respect to the Fund continues to be reasonable.

Economies of Scale.  The Trustees then considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints.  The Trustees noted given current asset levels, it was not necessary to consider the implementation of fee breakpoints at the present time, but agreed to revisit the issue in the future as circumstances change and asset levels increase.  The Trustees additionally took into account the fact that Nuance had expressed reservations about adopting breakpoints for the Fund because of concerns about potential capacity constraints associated with that strategy.

Other Benefits.  The Trustees considered the direct and indirect financial benefits that could be realized by the Adviser and its affiliates from Nuance’s relationship with the Fund. The Trustees considered the extent to which Nuance utilizes soft dollar arrangements with respect to portfolio transactions, and noted affiliated brokers are not used to execute the Fund’s portfolio transactions.  While the Trustees noted Rule 12b-1 fees may be paid to Nuance and its affiliates as compensation for shareholder and distribution services performed on behalf of the Fund, the Trustees also observed that the distribution expenses that Nuance and its affiliates incurred significantly exceed any Rule 12b-1 payments from the Fund.  The Trustees considered that Nuance may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Nuance does not receive additional material financial benefits from services rendered to the Fund.

25

 (This Page Intentionally Left Blank.)

NUANCE CONCENTRATED VALUE FUND

PRIVACY NOTICE (UNAUDITED)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their cable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NUANCE MID CAP VALUE FUND

INSTITUTIONAL CLASS SHARES – NMVLX
INVESTOR CLASS SHARES – NMAVX

ANNUAL REPORT

www.nuanceinvestments.com	APRIL 30, 2016

NUANCE MID CAP VALUE FUND (UNAUDITED)

April 30, 2016

Dear Fellow Shareholders:

We are pleased to write our annual shareholder letter for the Nuance Mid Cap Value Fund (the “Fund” or the “strategy” or the “portfolio”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund seeks long-term capital appreciation primarily through investments in equity securities of companies organized in the United States that the investment team believes are high quality, though temporarily out of favor. The strategy typically invests in a portfolio of 50 to 90 companies with at least 80 percent of the portfolio invested in companies with mid-sized market capitalizations. The Adviser defines mid-capitalization companies as companies within the range of the capitalization of companies constituting the Russell Midcap® Index. The Adviser intends to manage the Fund so that the average weighted market capitalization of its portfolio falls between the range of the smallest and largest members of the Russell MidCap Index (defined using a trailing 12 month average of the smallest and largest members on a month to month basis). Although the strategy will invest primarily in the equity securities of U.S. companies, the strategy may invest up to 15% of its assets in equity securities of foreign companies that are organized and headquartered in countries classified as “developed” by Morgan Stanley Capital International. The primary benchmark for the Fund is the Russell Midcap Value Index. Clients may also be interested in comparing the Fund to the S&P 500 Index.

Average Annual Rates of Return as of April 30, 2016:

	1 Year	Since Inception(1)
Institutional Class	7.66%	8.29%
Russell Midcap Value Index(3)	-0.18%	6.57%
S&P 500 Index(2)	1.21%	7.08%

	1 Year	Since Inception(1)
Investor Class, no load	7.34%	8.00%
Investor Class with load	1.12%	5.28%
Russell Midcap Value Index(3)	-0.18%	6.57%
S&P 500 Index(2)	1.21%	7.08%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made solely based on returns. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.00% and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

The Adviser contractually agreed to waive fees and reimburse expenses through August 31, 2016.

Institutional Class Gross Expense Ratio – 1.87%	Net Expense Ratio – 1.16%
Investor Class Gross Expense Ratio – 2.12%	Net Expense Ratio – 1.41%

(1)	December 31, 2013
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(3)
The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

1

NUANCE MID CAP VALUE FUND (UNAUDITED)

For the fiscal year ended April 30, 2016, the Institutional Class was up 7.66 percent versus its primary index – the Russell Mid Cap Value Index – down 0.18 percent and the S&P 500 Index up 1.21 percent. For more perspective on our long term performance, please refer to your prospectus. The portfolio was overweight in the Energy, Industrials and Materials sectors, as it had been over the last several quarters. The Fund had been adding to its positions in the banking industry as the risk reward in, what we believe are, high quality regional banks has become more attractive. The Fund continued to be underweight the financial sector as a whole however, as the Real Estate Investment Trust (REIT) industry appeared fully to overvalued due to what we have termed the chase for yield. The chase for yield has also impacted the valuation of many names in the Utility sector, and the Fund was underweight the sector as it appeared to be fully valued as well. The Fund was also underweight the Consumer Discretionary and Technology sectors primarily due to what we view as valuation concerns as a result of the favor for growth over value.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term. To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the downside potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

Thank you for your interest and your continued support.

Scott Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.

Past performance does not guarantee future results.

Weighted Market Capitalization: The average market capitalization of all companies in a fund – with each company weighted according to its percent held in the fund.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

A Cash Flow is a revenue or expense stream that changes an account over a given period. Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.
2

NUANCE MID CAP VALUE FUND

Value of $1,000,000 Investment (UNAUDITED)

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of April 30, 2016

		Since
	1 Year	Inception(1)
Institutional Class	7.66%	8.29%
Investor Class (without sales load)	7.34%	8.00%
Investor Class (with sales load)(2)	1.12%	5.28%
Russell Midcap Value Index(3)	-0.18%	6.57%
S&P 500 Index(4)	1.21%	7.08%

(1)	December 31, 2013.
(2)	Returns reflects a sales load of 5.00%.
(3)
The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.  This Index cannot be invested in directly.

(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

3

NUANCE MID CAP VALUE FUND

EXPENSE EXAMPLE (UNAUDITED)
APRIL 30, 2016

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (11/1/2015)	Value (4/30/2016)	(11/1/2015 to 4/30/2016)
Investor Class
Actual(2)	$1,000.00	$1,069.90	$7.21
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.02
Institutional Class
Actual(2)	$1,000.00	$1,071.80	$5.92
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.40% and 1.15% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2016 of 6.99% and 7.18% for the Investor Class and Institutional Class, respectively.

4

NUANCE MID CAP VALUE FUND

ALLOCATION OF PORTFOLIO(1) (% OF NET ASSETS) (UNAUDITED)
APRIL 30, 2016

TOP TEN EQUITY HOLDINGS(1) (UNAUDITED)
AS OF APRIL 30, 2016
(% OF NET ASSETS)

Frank’s International N.V.	6.7%
National Fuel Gas Co.	6.6%
BOK Financial Corp.	6.5%
H.B. Fuller Co.	3.8%
FMC Technologies, Inc.	3.5%
AGL Resources, Inc.	3.5%
Deere & Co.	3.5%
Praxair, Inc.	3.5%
Commerce Bancshares, Inc.	3.4%
Patterson Companies, Inc.	3.4%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

5

NUANCE MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS
APRIL 30, 2016

	Shares	Value
COMMON STOCKS – 92.3%

Consumer Discretionary – 0.5%
Nordstrom, Inc.	9,014	$460,886

Energy – 14.9%
Dril-Quip, Inc.*	23,132	1,499,416
EQT Corp.	6,661	466,936
FMC Technologies, Inc.*	111,038	3,385,549
Frank’s International N.V.	386,286	6,431,662
Halliburton Co.	50,098	2,069,548
National Oilwell Varco, Inc.	15,262	550,043
		14,403,154

Financials# – 26.7%
BB&T Corp.	13,156	465,459
BOK Financial Corp.	104,528	6,290,495
CNA Financial Corp.	15,025	474,790
Commerce Bancshares, Inc.	70,797	3,314,716
Corrections Corporation of America	46,534	1,415,564
Cullen/Frost Bankers, Inc.	15,384	984,422
M&T Bank Corp.	19,859	2,349,717
MetLife, Inc.	30,665	1,382,992
National Western Life Group, Inc. – Class A	7,035	1,524,485
Northern Trust Corp.	46,280	3,289,582
Rayonier, Inc. – REIT	19,252	475,139
State Street Corp.	30,211	1,882,145
Travelers Companies, Inc.	4,390	482,461
UMB Financial Corp.	26,080	1,453,960
		25,785,927

Healthcare – 6.4%
Patterson Companies, Inc.	75,979	3,293,689
Smith & Nephew – ADR	42,339	1,453,498
Waters Corp.*	7,206	937,933
Zimmer Biomet Holdings, Inc.	4,135	478,709
		6,163,829

Industrials – 19.4%
Deere & Co.	39,779	3,345,812
Dover Corp.	7,200	473,040
Emerson Electric Co.	34,183	1,867,417
Flowserve Corp.	50,389	2,459,487
Fluor Corp.	8,670	473,902

See Notes to the Financial Statements

6

NUANCE MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS – CONTINUED
APRIL 30, 2016

	Shares	Value
Industrials – 19.4% (Continued)
Heartland Express, Inc.	76,885	$1,392,387
Hub Group, Inc. – Class A*	36,015	1,387,298
ITT Corp.	12,266	470,646
Lindsay Corp.	30,035	2,296,476
MSA Safety, Inc.	9,620	462,626
Norfolk Southern Corp.	15,636	1,408,960
Rockwell Collins, Inc.	5,303	467,672
Simpson Manufacturing Co., Inc.	12,497	469,887
Woodward, Inc.	26,184	1,419,435
Xylem, Inc.	11,236	469,440
		18,864,485

Information Technology – 3.1%
Cabot Microelectronics Corp.	48,106	2,015,161
TE Connectivity Ltd.	7,919	471,022
Xilinx, Inc.	11,154	480,514
		2,966,697

Materials – 9.2%
Compass Minerals International, Inc.	6,411	480,568
H.B. Fuller Co.	81,269	3,634,350
Monsanto Co.	15,325	1,435,646
Praxair, Inc.	28,427	3,339,035
		8,889,599

Utilities – 12.1%
AGL Resources, Inc.	51,089	3,364,722
National Fuel Gas Co.	115,132	6,389,826
Northwest Natural Gas Co.	28,039	1,445,130
ONE Gas, Inc.	8,266	483,313
		11,682,991

Total Common Stocks
(Cost $80,549,412)		89,217,568

See Notes to the Financial Statements

7

NUANCE MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS – CONTINUED
APRIL 30, 2016

	Shares	Value
SHORT-TERM INVESTMENT – 11.8%
Fidelity Institutional Government Portfolio, Class I, 0.23%^
(Cost $11,412,909)	11,412,909	$11,412,909
Total Investments – 104.1%
(Cost $91,962,321)		100,630,477
Other Assets and Liabilities, Net – (4.1)%		(3,961,940)
Total Net Assets – 100.0%		$96,668,537

*	Non-income producing security.
#	The Fund is significantly invested in this sector and therefore is subject to additional risks. See Note 9 in Notes to Financial Statements.
^	The rate shown is the annualized seven day effective yield as of April 30, 2016.
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

8

NUANCE MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2016

ASSETS:
Investments, at value
(cost $91,962,321)	$100,630,477
Receivable for investment securities sold	202,014
Receivable for capital shares sold	901,609
Dividends and interest receivable	61,081
Prepaid expenses	20,385
Total assets	101,815,566

LIABILITIES:
Payable for investment securities purchased	4,736,487
Payable for capital shares redeemed	296,616
Payable to investment adviser	51,197
Payable for fund administration & accounting fees	16,804
Payable for compliance fees	1,667
Payable for transfer agent fees & expenses	7,994
Payable for custody fees	2,201
Payable for trustee fees	2,361
Accrued distribution & shareholder service fees	3,082
Accrued expenses	28,620
Total liabilities	5,147,029

NET ASSETS	$96,668,537

NET ASSETS CONSIST OF:
Paid-in capital	$88,363,268
Accumulated undistributed net realized loss on investments	(362,887)
Net unrealized appreciation on investments	8,668,156
Net Assets	$96,668,537

	Investor	Institutional
	Class	Class
Net Assets	$11,042,569	$85,625,968
Shares issued and outstanding(1)	1,030,116	7,971,367
Net asset value, redemption price and minimum offering price per share(2)	$10.72	$10.74
Maximum offering price per share ($10.72/0.95)(3)	$11.28	N/A

(1)	Unlimited shares authorized with no par value.
(2)	A contingent deferred sales charge (CDSC) of 1.00% may be charged on certain shares redeemed within 12 months of purchase on Investor Class shares.
(3)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

9

NUANCE MID CAP VALUE FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2016

INVESTMENT INCOME:
Dividend income	$966,005
Less: Foreign taxes withheld	(15,088)
Interest income	4,590
Total investment income	955,507

EXPENSES:
Investment adviser fees (See Note 4)	326,900
Fund administration & accounting fees (See Note 4)	92,120
Transfer agent fees & expenses (See Note 4)	37,783
Federal & state registration fees	35,437
Audit fees	16,005
Custody fees (See Note 4)	11,641
Legal fees	11,321
Compliance fees (See Note 4)	10,575
Trustee fees (See Note 4)	10,161
Other	7,768
Postage & printing fees	6,191
Distribution & shareholder service fees: (See Note 5)
Investor Class	3,261
Total expenses before waiver/reimbursement	569,163
Less: waiver/reimbursement from investment adviser (See Note 4)	(65,845)
Net expenses	503,318

NET INVESTMENT INCOME	452,189

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments
(includes $879,977 gain from in-kind transactions)	1,326,604
Net change in unrealized appreciation on investments	8,091,199

Net realized and unrealized gain on investments	9,417,803

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,869,992

See Notes to the Financial Statements

10

NUANCE MID CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	April 30, 2016	April 30, 2015
OPERATIONS:
Net investment income	$452,189	$239,407
Net realized gain on investments	1,326,604	1,176,167
Net change in unrealized appreciation on investments	8,091,199	(53,779)
Net increase in net assets resulting from operations	9,869,992	1,361,795

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	10,377,260	523,266
Proceeds from reinvestment of distributions	28,639	25,705
Payments for shares redeemed	(23,509)	(66,006)
Increase in net assets resulting from Investor Class transactions	10,382,390	482,965
Institutional Class:
Proceeds from shares sold	78,851,673	6,987,388
Proceeds from reinvestment of distributions	1,649,506	1,520,280
Payments for redemption-in-kind	(10,000,000)	—
Payments for shares redeemed	(19,435,910)	(2,879,881)
Increase in net assets resulting from Institutional Class transactions	51,065,269	5,627,787
Net increase in net assets resulting from capital share transactions	61,447,659	6,110,752

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(6,542)	(3,300)
Institutional Class	(461,512)	(254,747)
From net realized gains:
Investor Class	(22,153)	(22,405)
Institutional Class	(1,371,440)	(1,275,789)
Total distributions to shareholders	(1,861,647)	(1,556,241)

TOTAL INCREASE IN NET ASSETS	69,456,004	5,916,306

NET ASSETS:
Beginning of year	27,212,533	21,296,227
End of year (including accumulated undistributed net
investment income of $0 and $0, respectively)	$96,668,537	$27,212,533

See Notes to the Financial Statements

11

NUANCE MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.

			For the Period
			Inception
	Year Ended	Year Ended	Through
	April 30, 2016	April 30, 2015	April 30, 2014(1)
Investor Class

PER SHARE DATA:

Net asset value, beginning of period	$10.41	$10.55	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.10	0.08	0.02
Net realized and unrealized gain on investments	0.63	0.47	0.55
Total from investment operations	0.73	0.55	0.57

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.08)	(0.09)	(0.02)
Distributions from net realized gains	(0.34)	(0.60)	—
Total distributions	(0.42)	(0.69)	(0.02)

Net asset value, end of period	$10.72	$10.41	$10.55

TOTAL RETURN(2)(3)	7.34%	5.41%	5.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$11.0	$0.5	$0.0 (4)

Ratio of expenses to average net assets(5):
Before expense reimbursement	1.71%	2.08%	2.72%
After expense reimbursement	1.40%	1.40%	1.40%

Ratio of net investment income (loss) to average net assets(5):
Before expense reimbursement	0.48%	0.08%	(0.71)%
After expense reimbursement	0.79%	0.76%	0.61%

Portfolio turnover rate(3)	105%	137%	46%

(1)	Inception date of the Fund was December 31, 2013.
(2)	Total return does not reflect sales charges.
(3)	Not annualized for periods less than one year.
(4)	Amount rounds to zero.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

12

NUANCE MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.

			For the Period
			Inception
	Year Ended	Year Ended	Through
	April 30, 2016	April 30, 2015	April 30, 2014(1)
Institutional Class

PER SHARE DATA:

Net asset value, beginning of period	$10.42	$10.55	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.11	0.11	0.03
Net realized and unrealized gain on investments	0.66	0.48	0.55
Total from investment operations	0.77	0.59	0.58

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.11)	(0.12)	(0.03)
Distributions from net realized gains	(0.34)	(0.60)	—
Total distributions	(0.45)	(0.72)	(0.03)

Net asset value, end of period	$10.74	$10.42	$10.55

TOTAL RETURN(2)	7.66%	5.70%	5.77%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$85.6	$26.7	$21.3

Ratio of expenses to average net assets(3):
Before expense reimbursement	1.30%	1.75%	2.48%
After expense reimbursement	1.15%	1.15%	1.15%

Ratio of net investment income (loss) to average net assets(3):
Before expense reimbursement	0.89%	0.41%	(0.46)%
After expense reimbursement	1.04%	1.01%	0.87%

Portfolio turnover rate(2)	105%	137%	46%

(1)	Inception date of the Fund was December 31, 2013.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

13

NUANCE MID CAP VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS
APRIL 30, 2016

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Mid Cap Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on December 31, 2013.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% distribution fee and each class of shares is subject to a shareholder servicing fee of up to 0.15%.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the year ended April 30, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the year ended April 30, 2016, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  For the year ended April 30, 2016, the Fund increased
14

NUANCE MID CAP VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
APRIL 30, 2016

accumulated undistributed net investment income by $15,865, decreased accumulated undistributed net realized gain by $(715,499), and increased paid-in capital by $699,634.

During the fiscal year ended April 30, 2016, the Mid Cap Value Fund realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, $699,607 has been reclassified from accumulated net realized losses to paid-in capital.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price
15

NUANCE MID CAP VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
APRIL 30, 2016

(“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$89,217,568	$—	$—	$89,217,568
Short-Term Investment	11,412,909	—	—	11,412,909
Total Investments in Securities	$100,630,477	$—	$—	$100,630,477

Transfers between levels are recognized at the end of the reporting period.  During the year ended April 30, 2016, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the year.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.40% and 1.15% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:
16

NUANCE MID CAP VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
APRIL 30, 2016

Expiration	Amount
April 30, 2017	$82,229
April 30, 2018	$142,134
April 30, 2019	$65,845

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and chief compliance officer services for the year ended April 30, 2016 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended April 30, 2016, the Investor Class incurred expenses of $2,038 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the year ended April 30, 2016, the Investor and Institutional Class incurred $1,223 and $0, respectively of shareholder servicing fees under the Agreement.

17

NUANCE MID CAP VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
APRIL 30, 2016

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	April 30, 2016	April 30, 2015
Investor Class:
Shares sold	980,650	49,280
Shares issued to holders in reinvestment of distributions	2,863	2,514
Shares redeemed	(2,320)	(6,342)
Net increase in Investor Class shares	981,193	45,452
Institutional Class:
Shares sold	8,128,778	669,358
Shares issued to holders in reinvestment of distributions	164,624	148,373
Shares for redemption-in-kind	(1,002,004)	—
Shares redeemed	(1,881,939)	(270,109)
Net increase in Institutional Class shares	5,409,459	547,622
Net increase in shares outstanding	6,390,652	593,074

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended April 30, 2016, were as follows:

	Purchases	Sales*
U.S. Government	$—	$—
Other	$109,336,604	$45,058,050

*	Sales exclude securities redeemed in-kind of $9,028,577.

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2016, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$9,705,509	$(1,679,960)	$8,025,549	$92,604,928

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2016, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$413,929	$—	$(134,209)	$8,025,549	$8,305,269

18

NUANCE MID CAP VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
APRIL 30, 2016

As of April 30, 2016, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2016, the Fund deferred, on a tax basis, short-term post-October losses of $122,480.

The tax character of distributions paid during the year ended April 30, 2016, were as follows:

	Long Term
Ordinary Income*	Capital Gains	Total
$1,246,744	$614,903	$1,861,647

The tax character of distributions paid during the year ended April 30, 2015, were as follows:

	Long Term
Ordinary Income*	Capital Gains	Total
$1,554,509	$1,732	$1,556,241

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2016.

9.  SECTOR RISK

As of April 30, 2016, the Fund had a significant portion of its assets invested in the financials sector.  Changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competition and industry consolidation may affect companies in this sector.

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2016, Morgan Stanley Smith Barney, LLC for the benefit of its customers, owned 55.34% of the outstanding shares of the Fund.

19

NUANCE MID CAP VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Nuance Mid Cap Value Fund and
Board of Trustees of Managed Portfolio Series

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nuance Mid Cap Value Fund (the “Fund”), a series of Managed Portfolio Series, as of April 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuance Mid Cap Value Fund as of April 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio
June 28, 2016
20

NUANCE MID CAP VALUE FUND

ADDITIONAL INFORMATION (UNAUDITED)
APRIL 30, 2016

TRUSTEES AND OFFICERS

Term of
		Office	Number of		Other
		and	Portfolios	Principal	Directorships
Name,	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
Address	Held with	of Time	Overseen	During the Past	During the Past
and Age	the Trust	Served	by Trustee	Five Years	Five Years
INDEPENDENT TRUSTEES

Leonard M. Rush,	Lead	Indefinite	36	Retired; Chief Financial	Independent
CPA	Trustee	Term;		Officer, Robert W. Baird	Trustee,
615 E. Michigan St.	and	Since		& Co. Incorporated,	ETF Series
Milwaukee, WI 53202	Audit	April 2011		(2000-2011).	Solutions
Year of Birth: 1946	Committee				(13 Portfolios)
	Chairman				(2012-Present);
Director, Anchor
Bancorp
Wisconsin, Inc.
(2011-2013).

David A. Massart	Trustee	Indefinite	36	Co-Founder and Chief	Independent
615 E. Michigan St.	and	Term;		Investment Strategist,	Trustee,
Milwaukee, WI 53202	Valuation	Since		Next Generation Wealth	ETF Series
Year of Birth: 1967	Committee	April 2011		Management, Inc.	Solutions
	Chairman			(2005-Present).	(13 Portfolios)
(2012-Present).

David M. Swanson	Trustee	Indefinite	36	Founder and Managing	Independent
615 E. Michigan St.		Term;		Principal, SwanDog	Trustee,
Milwaukee, WI 53202		Since		Strategic Marketing, LLC	ALPS Variable
Year of Birth: 1957		April 2011		(2006-Present); Executive	Insurance Trust
				Vice President, Calamos	(8 Portfolios)
				Investments (2004-2006).	(2006-Present)
Independent
Trustee,
RiverNorth
Opportunities
Closed-End Fund
(2015-Present)

INTERESTED TRUSTEE

Robert J. Kern*	Chairman	Indefinite	36	Executive Vice President,	None
615 E. Michigan St.	and Trustee	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202		Since		Services, LLC
Year of Birth: 1958		January 2011		(1994-Present).

21

NUANCE MID CAP VALUE FUND

ADDITIONAL INFORMATION (UNAUDITED) – CONTINUED
APRIL 30, 2016

Term of
		Office	Number of		Other
		and	Portfolios	Principal	Directorships
Name,	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
Address	Held with	of Time	Overseen	During the Past	During the Past
and Age	the Trust	Served	by Trustee	Five Years	Five Years
OFFICERS

James R. Arnold	President	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	and	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	Since		Services, LLC
Year of Birth: 1957	Executive	January 2011		(2002-Present).
Officer

Deborah Ward	Vice	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	President,	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Chief	Since		Services, LLC
Year of Birth: 1966	Compliance	April 2013		(2004-Present).
Officer and
Anti-Money
Laundering
Officer

Brian R. Wiedmeyer	Treasurer	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	and	Term;		Fund Services, LLC
Milwaukee, WI 53202	Principal	Since		(2005-Present).
Year of Birth: 1973	Financial	January 2011
Officer

Jeanine M. Bajczyk,	Secretary	Indefinite	N/A	Senior Vice President and	N/A
Esq.		Term;		Counsel, U.S. Bancorp
615 E. Michigan St.		Since		Fund Services, LLC
Milwaukee, WI 53202		August 2015		(May 2006-Present).
Year of Birth: 1965

Mark Quade, Esq.	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Secretary	Term;		U.S. Bancorp Fund Services,
Milwuakee, WI 53202		Since		LLC (2013-Present); Law Clerk,
Year of Birth: 1982		June 2015		U.S. Bancorp (2012-2013);
Graduate, University of
Minnesota Law School
(2010-2013).

Ryan L. Roell	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		Since		LLC (2005-Present).
Year of Birth: 1973		September 2012

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

22

NUANCE MID CAP VALUE FUND

ADDITIONAL INFORMATION (UNAUDITED) – CONTINUED
APRIL 30, 2016

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended April 30, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 63.93% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2016 was 55.85% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 63.73%.
23

NUANCE MID CAP VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 16-17, 2016, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Nuance Investments, LLC (“Nuance” or the “Adviser”) regarding the Nuance Mid Cap Value Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to this meeting and at a meeting held on January 7, 2016, the Trustees received and considered information from Nuance and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services provided by Nuance with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Nuance; (3) the costs of the services provided by Nuance and the profits realized by Nuance from services rendered to the Trust with respect to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other financial benefits to Nuance and its affiliates resulting from services rendered to the Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including an in-person presentation by a representative of Nuance, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Nuance set forth in the Investment Advisory Agreement, as it relates to the Fund, continue to be fair and reasonable in light of the services that Nuance performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Nuance provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for the Fund the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Nuance effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees noted Nuance’s assets under management and its strong capitalization, as well as Nuance’s affiliation with Montage Investments, LLC, an SEC-registered investment adviser which, through itself and its numerous advisory subsidiaries, oversees approximately $20 billion in assets.  The Trustees considered the investment philosophy of
24

NUANCE MID CAP VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) – CONTINUED

the Fund’s portfolio managers and their investment analysis and portfolio management experience, noting one portfolio manager’s significant experience managing assets utilizing investment objectives similar to those of the Fund.  The Trustees concluded that they are satisfied with the nature, extent and quality of services that Nuance provides to the Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Nuance.  In assessing the quality of the portfolio management delivered by Nuance, the Trustees reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to appropriate securities benchmark indices, the Fund’s respective peer funds according to Morningstar classifications, and the Fund’s respective composite of separate accounts that Nuance manages utilizing a similar investment strategy.  When reviewing the Fund’s performance against its Morningstar peer group universe, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its respective peer group.  The Trustees noted the Fund’s performance, with regard to its Morningstar peer group, was in the fourth percentile for the one-year period ended December 31, 2015.  The Trustees also considered the Fund’s investment performance compared to its benchmarks, noting the Fund had outperformed the Russell Midcap Value Index for the one-year and since inception periods ended December 31, 2015.  The Trustees also noted that the Fund’s Institutional Class outperformed and the Investor Class slightly underperformed the S&P 500 Index during the one-year period ended December 31, 2015, and that the Fund underperformed the S&P 500 since the Fund’s December 31, 2013 inception. The Trustees then observed that the Fund’s performance was consistent with the performance of a composite of similar accounts managed by Nuance over all relevant time periods.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that the Fund pays to Nuance under the Investment Advisory Agreement, as well as Nuance’s profitability from services that Nuance and its affiliates rendered to the Fund during the 12 month period ended June 30, 2015. In that regard, the Trustees noted Nuance and its affiliates subsidize the cost of all shareholder (other than transfer agency fees) and distribution services rendered to the Fund which exceed the projected Rule 12b-1 and shareholder servicing fees payable by the Fund. The Trustees also considered the management fees Nuance charges to separately managed accounts with investment strategies similar to those of the Fund.  They observed that the Fund generally pays a slightly lower advisory fee than corresponding separately managed accounts with similar asset levels.  The Trustees also took into account, however, that Nuance has additional responsibilities with respect to the Fund, including additional compliance obligations and the preparation of Board and shareholder materials.  The Trustees also noted Nuance had contractually agreed to reduce its management fee and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees concluded that Nuance’s service relationship with the Fund has not been profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds in the same Morningstar benchmark category.  The Trustees noted that the Fund’s advisory fee was equal to the average and median management fees of funds comprising the benchmark category. The total expenses of the Institutional Class and Investor Class (after waivers and expense reimbursements) were each higher than the average total expenses of funds comprising the benchmark category, but the total expenses of the Institutional Class were only 0.01% higher than the median for the benchmark category. The Trustees also took into account that the total expenses (after waivers and expense reimbursements) borne by the Fund were within the range of that borne by funds in the benchmark category.  The Trustees also considered that the average net assets of the funds comprising the benchmark category for the Fund were significantly higher
25

NUANCE MID CAP VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) – CONTINUED

than the assets of the Fund.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Nuance’s advisory fee with respect to the Fund continues to be reasonable.

Economies of Scale.  The Trustees then considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints.  The Trustees noted given current asset levels, it was not necessary to consider the implementation of fee breakpoints at the present time, but agreed to revisit the issue in the future as circumstances change and asset levels increase.

Other Benefits.  The Trustees considered the direct and indirect financial benefits that could be realized by the Adviser and its affiliates from Nuance’s relationship with the Fund. The Trustees considered the extent to which Nuance utilizes soft dollar arrangements with respect to portfolio transactions, and noted affiliated brokers are not used to execute the Fund’s portfolio transactions.  While the Trustees noted Rule 12b-1 fees may be paid to Nuance and its affiliates as compensation for shareholder and distribution services performed on behalf of the Fund, the Trustees also observed that the distribution expenses that Nuance and its affiliates incurred significantly exceed any Rule 12b-1 payments from the Fund.  The Trustees considered that Nuance may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Nuance does not receive additional material financial benefits from services rendered to the Fund.
26

 (This Page Intentionally Left Blank.)

NUANCE MID CAP VALUE FUND

PRIVACY NOTICE (UNAUDITED)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

INSTITUTIONAL CLASS SHARES – NCLSX
INVESTOR CLASS SHARES – NCLIX

ANNUAL REPORT

www.nuanceinvestments.com	APRIL 30, 2016

NUANCE CONCENTRATED VALUE LONG-SHORT FUND (UNAUDITED)

April 30, 2016

Dear Fellow Shareholders:

We are pleased to write our annual shareholder letter for the Nuance Concentrated Value Long-Short Fund (the “Fund”). The Fund seeks long-term capital appreciation by taking long positions in securities priced below, and short positions in securities priced above, our internal view of their estimated intrinsic value. The Fund will typically maintain 15-35 long positions and 0-50 short positions.

Rates of Return as of April 30, 2016:

Since Inception(1)
Institutional Class	10.20%
S&P 500 Index(2)	1.74%

Since Inception(1)
Investor Class	10.10%
S&P 500 Index(2)	1.74%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made solely based on returns. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

The Adviser contractually agreed to waive fees and reimburse expenses through August 27, 2017.

Institutional Class Gross Expense Ratio – 3.70%	Net Expense Ratio – 1.62%
Investor Class Gross Expense Ratio – 3.95%	Net Expense Ratio – 1.87%

(1)	December 31, 2015
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

In terms of performance, since its inception on December 31, 2015 thru April 30, 2016, the Institutional Class is up 10.20 percent versus its primary index – the S&P 500 Index – up 1.74 percent. Given the very short history of the fund, we do not read much into our since inception performance.

On the long side of the Nuance Concentrated Value Long-Short Fund (the Fund) investment portfolio, the Nuance Investment Team (the Investment Team) is looking for industry leading businesses with strong and stable competitive positions. Generally, these businesses have leading market shares within their various areas of expertise, have strong balance sheets and exhibit rational capital allocation policies. The Investment Team is seeking to buy these businesses when we believe they are under-earning their long-term potential due to cyclical and/or transitory issues, and when security valuations offer what we believe to be meaningful upside potential and reasonable support on the downside.

On the short side of the Fund investment portfolio, the Investment Team is looking for large businesses with more commoditized or structurally challenged competitive positions. These businesses may or may not be industry leaders. The Investment Team is seeking to sell these businesses when we believe they are over-earning their long-term potential due to cyclical and/or transitory issues, and when security valuations offer what we believe to be reasonable support on the upside and meaningful downside potential.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND (UNAUDITED)

Nuance employs a bottom-up stock selection process that emphasizes one stock at a time valuation and fundamental work. Sector/industry weightings are a fallout primarily of the emphasis of the team to optimize the risk versus reward profile of the portfolio. We would note that often specific events may result in an entire industry or sector being out of favor and thus showing positively skewed risk versus rewards. During those periods, we are likely to be overweight those areas. The reverse could also be true and certain sectors or industries can become overvalued at the same time. During those periods we would aim to be underweight. Those decisions are made as a direct result of the process of studying valuations for leading business franchises one stock at a time as opposed to a top-down view of a space.

We are continuing to find what we consider attractive risk-rewards on the long side of the investment portfolio but believe the opportunity set is narrowing.  The Fund has recently been adding to its weighting in the Financial sector as a retreat in interest rates has led these stocks back to what we believe to be attractive levels. However, the Fund continues to be underweight the Financial sector as a whole, but this underweight positioning is driven by the Real Estate Investment Trust (REIT) industry, which appears overvalued, in our opinion. As the market rallied over the last six weeks of the first quarter, some of our Industrial investments started to move closer to our internal view of fair value. As a result, our weighting in the Industrial sector went from overweight to more in-line with the benchmark, as we captured outperformance. The portfolio continues to be overweight Energy, Utilities, and Materials as it has been over the last several months. The Fund is also underweight the Consumer Discretionary, Healthcare, and Technology sectors primarily due to valuation concerns.

Over the past several months, the Fund has been able to add meaningfully to its short exposure. We are seeing opportunities across a number of sector including the Financials, Consumer Discretionary and Consumer Staples sectors. Within the Financial Sector, the Real Estate Investment Trust (REIT) industry appears overvalued due to what we have termed the chase for yield, and we are able to find what we believe to be attractive risk-rewards in names like Public Storage (PSA) and Simon Property Group Inc. (SPG). Additionally, we believe we are finding some attractive shorts in the Consumer Staples sector, with names like Altria Group, Inc. and Coca-Cola Company and Consumer Discretionary sector, with names like The Home Depot, Inc. and Ross Stores Inc., as we believe low energy prices have driven many of those businesses to peak returns on capital. Much of that appeared to be due to low input costs for plastics and other packaging as well as consumers spending more due to lower fuel prices.

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Return on capital measures how effectively a company uses the money (borrowed or owned) invested in its operations.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

For a complete list of fund holdings, please see the Schedule of Investments included in this report.  Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Value of $1,000,000 Investment (UNAUDITED)

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) As of April 30, 2016

Since
Inception(1)
Institutional Class	10.20%
Investor Class	10.10%
S&P 500 Index(2)	1.74%

(1)	December 31, 2015.
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

EXPENSE EXAMPLE (UNAUDITED)
APRIL 30, 2016

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2015 – April 30, 2016).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (12/31/15)	Value (4/30/2016)	(12/31/15 to 4/30/2016)
Investor Class
Actual(2)(3)	$1,000.00	$1,101.00	$7.15
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,009.72	$6.84

Institutional Class
Actual(2)(3)	$1,000.00	$1,102.00	$7.57
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,009.32	$7.24

(1)
Expenses are equal to the Fund’s annualized expense ratio for the period since inception of 2.06% and 2.18% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 121/366 to reflect the since inception period.

(2)	Based on the actual returns for the period from inception through April 30, 2016 of 10.10% and 10.20% for the Investor Class and Institutional Class, respectively.
(3)	Excluding dividends and interest on short positions, the actual expenses would be $5.38 and $4.52 for the Investor Class and Institutional Class, respectively.
(4)	Excluding dividends and interest on short positions, the hypothetical expenses would be $5.15 and $4.32 for the Investor Class and Institutional Class, respectively.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

ALLOCATION OF PORTFOLIO(1) (% OF NET ASSETS) (UNAUDITED)
APRIL 30, 2016

TOP TEN LONG POSITIONS(2) (UNAUDITED)
AS OF APRIL 30, 2016 (% OF NET ASSETS)

National Fuel Gas Co.	10.3%
Frank’s International N.V.	9.7%
BOK Financial Corp.	7.9%
Diageo PLC – ADR	5.8%
Schlumberger Ltd.	5.3%
H.B. Fuller Co.	4.7%
Patterson Companies, Inc.	4.0%
Deere & Co.	3.8%
Praxair, Inc.	3.7%
Northern Trust Corp.	3.6%

TOP FIVE SHORT POSITIONS(2) (UNAUDITED)
AS OF APRIL 30, 2016 (% OF NET ASSETS)

Altria Group, Inc.	-3.4%
Coca Cola Co.	-3.4%
Ross Stores, Inc.	-3.4%
Home Depot, Inc.	-3.3%
Simon Property Group, Inc.	-3.3%

(1)	Excludes short positions.
(2)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

SCHEDULE OF INVESTMENTS
APRIL 30, 2016

	Shares	Value
COMMON STOCKS – 83.3%

Consumer Staples – 7.7%
Diageo PLC – ADR (a)	9,440	$1,022,635
Wal-Mart Stores, Inc.	4,984	333,280
		1,355,915

Energy – 17.0%
FMC Technologies, Inc.*	11,772	358,928
Frank’s International N.V. (a)	102,506	1,706,725
Schlumberger Ltd. (a)	11,604	932,265
		2,997,918

Financials – 22.5%
BOK Financial Corp. (a)	23,061	1,387,811
Commerce Bancshares, Inc. (a)	11,149	521,996
Corrections Corporation of America – REIT	8,085	245,946
M&T Bank Corp.	2,672	316,151
MetLife, Inc.	7,581	341,903
National Western Life Group, Inc. – Class A	848	183,762
Northern Trust Corp. (a)	8,957	636,663
State Street Corp.	5,417	337,479
		3,971,711

Healthcare – 5.9%
Johnson & Johnson	3,068	343,861
Patterson Companies, Inc.	16,153	700,233
		1,044,094

Industrials – 10.5%
Deere & Co. (a)	8,052	677,254
Emerson Electric Co.	5,558	303,633
Hub Group, Inc. – Class A*	8,965	345,332
Lindsay Corp.	2,937	224,563
United Parcel Service, Inc. – Class B	2,903	305,018
		1,855,800

Information Technology – 1.0%
Cabot Microelectronics Corp.	4,142	173,509

Materials – 8.4%
H.B. Fuller Co. (a)	18,405	823,072
Praxair, Inc. (a)	5,634	661,770
		1,484,842

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

SCHEDULE OF INVESTMENTS – CONTINUED
APRIL 30, 2016

	Shares	Value
Utilities – 10.3%
National Fuel Gas Co. (a)	32,927	$1,827,449
Total Common Stocks
(Cost $13,211,404)		14,711,238

SHORT-TERM INVESTMENT – 15.2%
Fidelity Institutional Government Portfolio, Class I, 0.23%^
(Cost $2,680,963)	2,680,963	2,680,963
Total Investments – 98.5%
(Cost $15,892,367)		17,392,201
Other Assets and Liabilities, Net – 1.5%		272,631
Total Net Assets – 100.0%		$17,664,832

(a)	All or a portion of this security is designated as collateral for securities sold short. As of April 30, 2016, the value of the collateral was $5,601,205.
*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of April 30, 2016.
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT
APRIL 30, 2016

	Shares	Value
COMMON STOCKS – 43.5%

Consumer Discretionary – 13.0%
Dollar General Corp.	3,240	$265,389
Home Depot, Inc.	4,418	591,526
McDonalds Corp.	4,629	585,522
Ross Stores, Inc.	10,431	592,272
TJX Companies, Inc.	3,455	261,958
		2,296,667

Consumer Staples – 8.8%
Altria Group, Inc.	9,674	606,657
Coca Cola Co.	13,388	599,782
Kraft Heinz Co.	3,391	264,735
Tyson Foods, Inc. – Class A	1,348	88,725
		1,559,899

Financials – 13.1%
Boston Properties, Inc. – REIT	1,983	255,529
Equity Residential – REIT	3,649	248,388
Public Storage – REIT	2,274	556,698
Realty Income Corp. – REIT	9,610	568,912
Simon Property Group, Inc. – REIT	2,930	589,428
Synchrony Financial*	2,841	86,849
		2,305,804

Industrials – 4.2%
Delta Air Lines, Inc.	5,462	227,602
Southwest Airlines Co.	5,442	242,768
Waste Management, Inc.	4,688	275,607
		745,977

Utilities – 4.4%
Consolidated Edison, Inc.	3,442	256,773
Edison International	3,649	258,021
Xcel Energy, Inc.	6,362	254,671
		769,465

Total Securities Sold Short
(Proceeds $7,657,349)		$7,677,812

*	Non-income producing security.
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2016

ASSETS:
Investments, at value
(cost $15,892,367)	$17,392,201
Cash(1)	115,667
Deposits at broker(1)	7,772,010
Receivable for investment securities sold	489,790
Receivable for capital shares sold	2,500
Dividends & interest receivable	9,916
Prepaid expenses	28,543
Total assets	25,810,627

LIABILITIES:
Securities sold short, at value (proceeds $7,657,349)	7,677,812
Dividends payable	1,912
Payable for investment securities purchased	410,904
Payable to investment adviser	2,327
Payable for fund administration & accounting fees	14,206
Payable for transfer agent fees & expenses	4,568
Payable for custody fees	1,373
Payable for trustee fees	2,536
Payable for compliance fees	1,640
Accrued distribution fees	31
Accrued expenses	28,486
Total liabilities	8,145,795

NET ASSETS	$17,664,832

NET ASSETS CONSIST OF:
Paid-in capital	$16,138,948
Accumulated undistributed net realized gain on investments	46,513
Net unrealized appreciation (depreciation) on:
Investments	1,499,834
Securities sold short	(20,463)
Net Assets	$17,664,832

	Investor	Institutional
	Class	Class
Net Assets	$239,164	$17,425,668
Shares issued and outstanding(2)	21,721	1,581,206
Net asset value, redemption price and offering price per share	$11.01	$11.02

(1)	Pledged as collateral for securities sold short.
(2)	Unlimited shares authorized with no par value.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD INCEPTION THROUGH APRIL 30, 2016(1)

INVESTMENT INCOME:
Dividend income	$100,583
Less: Foreign taxes withheld	(2,654)
Interest income	911
Total investment income	98,840

EXPENSES:
Investment adviser fees (See Note 4)	48,586
Dividend & broker interest on short positions	42,957
Fund administration & accounting fees (See Note 4)	33,935
Audit fees	16,859
Federal & state registration fees	10,429
Transfer agent fees & expenses (See Note 4)	9,207
Legal fees	3,792
Other	3,687
Compliance fees (See Note 4)	3,307
Custody fees (See Note 4)	3,173
Trustee fees (See Note 4)	2,969
Postage & printing fees	2,491
Distribution fees – Investor Class (See Note 5)	31
Total expenses before waiver/reimbursement	181,423
Less: waiver/reimbursement from investment adviser (See Note 4)	(75,414)
Net expenses	106,009

NET INVESTMENT LOSS	(7,169)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Investments	(28,057)
Securities sold short	81,739
Net change in unrealized appreciation (depreciation) on:
Investments	1,499,834
Securities sold short	(20,463)
Net realized and unrealized gain on investments	1,533,053

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,525,884

(1)	Inception date of the Fund was December 31, 2015.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Period
Inception(1) through
April 30, 2016
OPERATIONS:
Net investment loss	$(7,169)
Net realized gain (loss) on transactions from:
Investments	(28,057)
Securities sold short	81,739
Net change in unrealized appreciation (depreciation) on:
Investments	1,499,834
Securities sold short	(20,463)
Net increase in net assets resulting from operations	1,525,884

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	228,744
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	—
Increase in net assets resulting from Investor Class transactions	228,744
Institutional Class:
Proceeds from shares sold	15,910,501
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	(297)
Increase in net assets resulting from Institutional Class transactions	15,910,204
Net increase in net assets resulting from capital share transactions	16,138,948

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	—
Institutional Class	—
From net realized gains:
Investor Class	—
Institutional Class	—
Total distributions to shareholders	—

TOTAL INCREASE IN NET ASSETS	17,664,832

NET ASSETS:
Beginning of period	—
End of period (including accumulated undistributed net investment income of $0)	$17,664,832

(1)	Inception date of the Fund was December 31, 2015.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.

	For the Period
	Inception(1)
	Through
	April 30, 2016
Investor Class

PER SHARE DATA:

Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment loss	(0.00	)(2)
Net realized and unrealized gain on investments	1.01
Total from investment operations	1.01

LESS DISTRIBUTIONS:
Distributions from net investment income	—
Distributions from net realized gains	—
Total distributions	—

Net asset value, end of period	$11.01

TOTAL RETURN(3)	10.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$0.2

Ratio of expenses to average net assets(4):
Before expense reimbursement	3.61%
After expense reimbursement	2.06%

Ratio of expenses excluding dividends & interest on short positions to average net assets(4):
Before expense reimbursement	3.10%
After expense reimbursement	1.55%

Ratio of net investment income loss to average net assets(4):
Before expense reimbursement/waiver	(1.58)%
After expense reimbursement/waiver	(0.03)%

Portfolio turnover rate(3)	51%

(1)	Inception date of the Fund was December 31, 2015.
(2)	Amount rounds to less than $0.01.
(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.

	For the Period
	Inception(1)
	Through
	April 30, 2016
Institutional Class

PER SHARE DATA:

Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment loss	(0.00	)(2)
Net realized and unrealized gain on investments	1.02
Total from investment operations	1.02

LESS DISTRIBUTIONS:
Distributions from net investment income	—
Distributions from net realized gains	—
Total distributions	—

Net asset value, end of period	$11.02

TOTAL RETURN(3)	10.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$17.4

Ratio of expenses to average net assets(4):
Before expense reimbursement	3.73%
After expense reimbursement	2.18%

Ratio of expenses excluding dividends & interest on short positions to average net assets(4):
Before expense reimbursement	2.85%
After expense reimbursement	1.30%

Ratio of net investment loss to average net assets(4):
Before expense reimbursement	(1.70)%
After expense reimbursement	(0.15)%

Portfolio turnover rate(3)	51%

(1)	Inception date of the Fund was December 31, 2015.
(2)	Amount rounds to less than $0.01.
(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

NOTES TO THE FINANCIAL STATEMENTS
APRIL 30, 2016

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Long-Short Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on December 31, 2015.  Costs incurred by the Fund in connection with the organization, registration, and the initial public offering of shares were paid by Nuance Investments, LLC (the “Adviser”).  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% distribution fee and each class of shares is subject to a shareholder servicing fee of up to 0.15%.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended April 30, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended April 30, 2016, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
APRIL 30, 2016

net asset values per share of the Fund.  For the period ended April 30, 2016, the Fund increased accumulated undistributed net investment loss by $7,169, and decreased accumulated undistributed net realized gain by $(7,169).

Short Sales – A short sale is the sale by the Fund of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, the Fund segregates liquid securities at least equal to the market value of the securities sold short (not including the proceeds from the short sales).

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
APRIL 30, 2016

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$14,711,238	$—	$—	$14,711,238
Short-Term Investment	2,680,963	—	—	2,680,963
Total Investments in Securities	$17,392,201	$—	$—	$17,392,201
Securities Sold Short
Common Stocks	$(7,677,812)	$—	$—	$(7,677,812)
Total Securities Sold Short	$(7,677,812)	$—	$—	$(7,677,812)

Transfers between levels are recognized at the end of the reporting period.  During the period ended April 30, 2016, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses,

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
APRIL 30, 2016

dividends and interest on short positions, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.55% and 1.30% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal period during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
April 30, 2019	$75,414

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals; and serves as the Fund’s fund accountant and transfer agent.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended April 30, 2016, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended April 30, 2016, the Investor Class incurred expenses of $31 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
APRIL 30, 2016

and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended April 30, 2016, the Fund did not incur any shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

For the Period
Inception(1) through
April 30, 2016
Investor Class:
Shares sold	21,721
Shares issued to holders in reinvestment of distributions	—
Shares redeemed	—
Net increase in Investor Class shares	21,721
Institutional Class:
Shares sold	1,581,233
Shares issued to holders in reinvestment of distributions	—
Shares redeemed	(27)
Net increase in Institutional Class shares	1,581,206
Net increase in shares outstanding	1,602,927

(1)	Inception date of the Fund was December 31, 2015.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments and short positions, by the Fund for the period ended April 30, 2016, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$19,186,454	$5,796,709

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities (excluding short positions) held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2016, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$1,701,700	$(223,541)	$1,478,159	$15,914,042

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
APRIL 30, 2016

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2016, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$68,188	$—	$(20,463)	$1,478,159	$1,525,884

As of April 30, 2016, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable period ended April 30, 2016, the Fund does not plan to defer any qualified late year losses.

There were no distributions made by the Fund for the period ended April 30, 2016.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2016, National Financial Services, LLC, for the benefit of its customers, and Gene Bicknell, owned 68.30% and 27.19% of the Fund, respectively.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Nuance Concentrated Value Long-Short Fund and
Board of Trustees of Managed Portfolio Series

We have audited the accompanying statement of assets and liabilities, including the schedule of investments and schedule of securities sold short, of Nuance Concentrated Value Long-Short Fund (the “Fund”), a series of Managed Portfolio Series, as of April 30, 2016, and the related statements of operations and changes in net assets and the financial highlights for the period December 31, 2015 (commencement of operations) through April 30, 2016.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuance Concentrated Value Long-Short Fund as of April 30, 2016, and the results of its operations, the changes in its net assets, and the financial highlights for the period December 31, 2015 (commencement of operations) through April 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio
June 28, 2016

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

ADDITIONAL INFORMATION (UNAUDITED)
APRIL 30, 2016

TRUSTEES AND OFFICERS

Term of
		Office	Number of		Other
		and	Portfolios	Principal	Directorships
Name,	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
Address	Held with	of Time	Overseen	During the Past	During the Past
and Age	the Trust	Served	by Trustee	Five Years	Five Years
INDEPENDENT TRUSTEES

Leonard M. Rush,	Lead	Indefinite	36	Retired; Chief Financial	Independent
CPA	Trustee	Term;		Officer, Robert W. Baird	Trustee,
615 E. Michigan St.	and	Since		& Co. Incorporated,	ETF Series
Milwaukee, WI 53202	Audit	April 2011		(2000-2011).	Solutions
Year of Birth: 1946	Committee				(13 Portfolios)
	Chairman				(2012-Present);
Director, Anchor
Bancorp
Wisconsin, Inc.
(2011-2013).

David A. Massart	Trustee	Indefinite	36	Co-Founder and Chief	Independent
615 E. Michigan St.	and	Term;		Investment Strategist,	Trustee,
Milwaukee, WI 53202	Valuation	Since		Next Generation Wealth	ETF Series
Year of Birth: 1967	Committee	April 2011		Management, Inc.	Solutions
	Chairman			(2005-Present).	(13 Portfolios)
(2012-Present).

David M. Swanson	Trustee	Indefinite	36	Founder and Managing	Independent
615 E. Michigan St.		Term;		Principal, SwanDog	Trustee,
Milwaukee, WI 53202		Since		Strategic Marketing, LLC	ALPS Variable
Year of Birth: 1957		April 2011		(2006-Present); Executive	Insurance Trust
				Vice President, Calamos	(8 Portfolios)
				Investments (2004-2006).	(2006-Present);
Independent
Trustee,
RiverNorth
Opportunities
Closed-End Fund
(2015-Present).

INTERESTED TRUSTEE

Robert J. Kern*	Chairman,	Indefinite	36	Executive Vice President,	None
615 E. Michigan St.	and Trustee	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202		Since		Services, LLC
Year of Birth: 1958		January 2011		(1994-Present).

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

ADDITIONAL INFORMATION (UNAUDITED) – CONTINUED
APRIL 30, 2016

Term of
		Office	Number of		Other
		and	Portfolios	Principal	Directorships
Name,	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
Address	Held with	of Time	Overseen	During the Past	During the Past
and Age	the Trust	Served	by Trustee	Five Years	Five Years
OFFICERS

James R. Arnold	President	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	and	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	Since		Services, LLC
Year of Birth: 1957	Executive	January 2011		(2002-Present).
Officer

Deborah Ward	Vice	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	President,	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Chief	Since		Services, LLC
Year of Birth: 1966	Compliance	April 2013		(2004-Present).
Officer and
Anti-Money
Laundering
Officer

Brian R. Wiedmeyer	Treasurer	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	and	Term;		Fund Services, LLC
Milwaukee, WI 53202	Principal	Since		(2005-Present).
Year of Birth: 1973	Financial	January 2011
Officer

Jeanine M. Bajczyk,	Secretary	Indefinite	N/A	Senior Vice President and	N/A
Esq.		Term;		Counsel, U.S. Bancorp Fund
615 E. Michigan St.		Since		Services, LLC
Milwaukee, WI 53202		August 2015		(May 2006-Present).
Year of Birth: 1965

Mark Quade, Esq.	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Secretary	Term;		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		Since		LLC (2013-Present); Law Clerk,
Year of Birth: 1982		June 2015		U.S. Bancorp (2012-2013);
Graduate, University of
Minnesota Law School
(2010-2013).

Ryan L. Roell	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		Since		LLC (2005-Present).
Year of Birth: 1973		September 2012

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

ADDITIONAL INFORMATION (UNAUDITED) – CONTINUED
APRIL 30, 2016

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended April 30, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2016 was 0.00% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 0.00%.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on November 17-18, 2015, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the Investment Advisory Agreement between the Trust and Nuance Investments, LLC (“Nuance” or the “Adviser”) regarding the Nuance Concentrated Value Long-Short Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to this meeting, the Trustees received and considered information from Nuance and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to approve the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services to be provided by Nuance with respect to the Fund; (2) the cost of the services to be provided and the profits to be realized by Nuance from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows, and whether the proposed advisory fee for the Fund reflects such economies of scale for the fund’s benefit; and (5) other financial benefits to Nuance resulting from services rendered to the Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board in the Support Materials, the Board concluded that the overall arrangements between the Trust and Nuance set forth in the Investment Advisory Agreement, as it relates to the Fund, continue to be fair and reasonable in light of the services that Nuance performs, the investment advisory fees that the Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Nuance will provide under the Investment Advisory Agreement with respect to the Fund, noting that such services include but are not limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by Nuance on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund.  The Trustees noted Nuance’s assets under management, including other existing series of the Trust that Nuance advises.  The Trustees considered Nuance’s capitalization, as well as Nuance’s affiliation with Montage Investments, LLC, an SEC-registered investment adviser which, through itself and its numerous advisory subsidiaries, oversees approximately $20 billion in assets.  The Trustees also considered the equity portfolio management experience of the portfolio managers that Nuance would utilize to manage the Fund’s assets, and noted the extent of the portfolio managers’ experience with analysis and management of investment strategies similar to those that will be implemented by the Fund.  The Trustees

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) – CONTINUED

noted that Nuance currently manages one separate account with investment strategies similar to those of the Fund, and further noted that this account had underperformed its benchmark index since inception less than six months ago.  The Trustees then determined that it is difficult to make meaningful comparisons with these short-term results.  The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Nuance proposes to provide to the Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability.  The Trustees considered the proposed annual management fee that the Fund will pay to Nuance under the Investment Advisory Agreement in the amount of 1.00% of the Fund’s average annual daily net assets.  They also considered Nuance’s profitability analysis (12 month pro-forma) for services that Nuance will render to the Fund.  In that regard, the Trustees noted that Nuance expects to subsidize the cost of all shareholder (other than transfer agency fees) and distribution services rendered to the Fund which exceed the projected Rule 12b-1 and shareholder servicing fees paid by the Fund. The Trustees observed that the Fund would pay a higher advisory fee than Nuance’s sole separate account which is managed using a similar strategy to that of the Fund.  The Trustees also took into account, however, that Nuance has additional responsibilities with respect to the Fund, including additional compliance obligations and the preparation of Board and shareholder materials, which justify a higher fee.  The Trustees also noted that Nuance had contractually agreed, for a period of at least one year from the effective date of the Fund’s prospectus, to reduce its management fees and reimburse the Fund for its operating expenses to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, dividend and interest expense on short sales, taxes and extraordinary expenses) do not exceed 1.55% of the average daily net assets of the Fund’s Investor Class and 1.30% of the average daily net assets of the Fund’s Institutional Class.  The Trustees concluded that Nuance’s service relationship with the Fund will not initially be profitable.

Comparative Fee and Expense Data.  The Trustees considered an analysis that the Trust’s administrator had prepared, comparing the contractual expenses that the Fund will bear to those of funds in the same Morningstar benchmark category.  The Trustees noted that the Fund’s proposed management fee of 1.00% was below the average and median management fee reported for the benchmark category.  They also noted that the projected total expenses of the Fund’s Institutional Class and Investor Class shares were lower than the average and median total expenses (after management fee waivers and fund expense reimbursements) reported for the benchmark category.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Nuance’s proposed advisory fee is reasonable.

Economies of Scale.  The Trustees then considered whether the Fund would benefit from any economies of scale, noting that the proposed investment advisory fee for the Fund did not contain breakpoints.  The Trustees took into account the fact that Nuance had expressed reservations about incorporating breakpoints into the Fund’s advisory fee because of concerns about capacity constraints associated with the Fund’s strategy.  The Trustees noted that the Fund is newly organized and that, given projected asset levels, an increase in assets would most likely not lead to a correspondingly proportionate decrease in the level of advisory services that Nuance would need to provide to the Fund for the foreseeable future.  The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but committed to revisit this issue in the future as circumstances change and asset levels increase.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) – CONTINUED

Other Benefits.  The Trustees considered the extent to which Nuance expects to utilize soft dollar arrangements with respect to the Fund’s portfolio transactions, and noted that affiliated brokers will not be used to execute the Fund’s portfolio transactions.  While the Trustees noted that Rule 12b-1 and shareholder servicing fees may be paid to Nuance and its affiliates as compensation and reimbursement for distribution and shareholder services performed on behalf of the Fund, the Trustees also observed that the distribution and shareholder servicing expenses that Nuance and its affiliates expect to incur would likely significantly exceed any Rule 12b-1 payments and shareholder servicing reimbursements from the Fund.  The Trustees concluded that Nuance will not receive any additional material financial benefits from services rendered to the Fund.

(This Page Intentionally Left Blank.)

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

PRIVACY NOTICE (UNAUDITED)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including reviewing the Funds’ tax returns and distribution calculations.  There were no “other services” provided by the principal accountant.  For the fiscal years ended April 30, 2016 and April 30, 2015, the Fund’s principal accountant was Cohen Fund Audit Services. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2016	FYE 4/30/2015
Audit Fees	$41,500	$27,000
Audit-Related Fees	$0	$0
Tax Fees	$ 7,500	$ 5,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services applicable to non-audit services pursuant to waiver of pre-approval requirement was as follows:

	FYE 4/30/2016	FYE 4/30/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 4/30/2016	FYE 4/30/2015
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)* /s/ James R. Arnold
                                                      James R. Arnold, President

Date     July 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                              James R. Arnold, President

Date     July 6, 2016

By (Signature and Title)* /s/ Brian R Wiedmeyer
                                                      Brian R. Wiedmeyer, Treasurer

Date     July 6, 2016

* Print the name and title of each signing officer under his or her signature.